Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Compensation to the Non-Executive Directors [Member]
Related Parties (Tables) [Line Items]
Schedule of Transactions with Related Parties	Compensation to the non-executive directors:
	For the year ended December 31,
	2024	2023	2022

Fees, including reimbursement of expenses	$-	$448	$270
Share-based compensation	-	6	(10)
	$-	$454	$260

Transactions with Related Parties [Member]
Related Parties (Tables) [Line Items]
Schedule of Transactions with Related Parties	Transactions with related parties:
	For the year ended December 31,
	2024	2023	2022

Consulting fees, including share-based compensation and reimbursement of expenses	$-	$19	$58